Investments in Trading Securities	6 Months Ended
Jan. 31, 2022
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS IN TRADING SECURITIES

NOTE 9 – INVESTMENTS IN TRADING SECURITIES

As of January 31, 2022 and July 31, 2021, the balance of investments in trading securities represented certain equity securities of listed companies purchased through various open market transactions by the Company during the relevant periods. The investments are initially recorded at cost, and subsequently measured at fair value with the changes in fair value recorded in other income (expenses), net in the unaudited condensed consolidated statement of operations and comprehensive loss. For the six months ended January 31, 2022 and 2021, the Company recorded a decrease in fair value of $793,929 and an increase in fair value of $394,430 for such investments.

Investments in trading securities consisted of the following:

	January 31, 2022	July 31, 2021
	unaudited
Trading securities invested by ATIF	$1,422,818	$871,809
Trading securities invested by ATIF LP	1,015,176	155,700
	$2,437,994	$1,027,509